Supplement dated April 19, 2024
to the Prospectus and Summary Prospectus (each as supplemented) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Total Return Bond Strategies Fund	1/1/2024
Effective immediately, Michael Collins no longer serves as a portfolio manager for the Fund. Therefore, the portfolio manager information for PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income), under the heading "Fund Management" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Robert Tipp, CFA	Managing Director, Chief Investment Strategist and Head of Global Bonds for PGIM Fixed Income	Co-Portfolio Manager	2016
Richard Piccirillo	Managing Director and Senior Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	2016
Gregory Peters	Co-Chief Investment Officer and Head of PGIM Fixed Income’s Multi-Sector and Strategy	Co-Portfolio Manager	2016
Matthew Angelucci, CFA	Principal and Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	October 2023
Tyler Thorn	Vice President and Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	October 2023
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers for PGIM Fixed Income under the heading "Primary Service Provider Contracts - Portfolio Managers" in the More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Robert Tipp, CFA	Managing Director, Chief Investment Strategist and Head of Global Bonds for PGIM Fixed Income	Co-Portfolio Manager	2016
Richard Piccirillo	Managing Director and Senior Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	2016
Gregory Peters	Co-Chief Investment Officer and Head of PGIM Fixed Income’s Multi-Sector and Strategy	Co-Portfolio Manager	2016
Matthew Angelucci, CFA	Principal and Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	October 2023
Tyler Thorn	Vice President and Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	October 2023
Mr. Tipp joined PGIM Fixed Income in 1991. Mr. Tipp began his investment career in 1984 and earned a B.S. and an M.B.A. from the University of California, Berkeley.
Mr. Piccirillo joined PGIM Fixed Income in 1993. Mr. Piccirillo began his investment career in 1991 and earned a B.B.A. from George Washington University and an M.B.A. in Finance and International Business from New York University.
Mr. Peters joined PGIM Fixed Income in 2014. Prior to joining PGIM Fixed Income, Mr. Peters was the Chief Global Cross Asset Strategist and Global Director of Fixed Income & Economic Research at Morgan Stanley. Mr. Peters began his investment career in 1994 and earned a B.A. from The College of New Jersey and an M.B.A. from Fordham University.
Mr. Angelucci joined PGIM Fixed Income in 2005. Mr. Angelucci began his investment career in 2005 and earned a B.S. from Bentley University.
Mr. Thorn joined PGIM Fixed Income in 2015. Mr. Thorn began his investment career in 2015 and earned a B.S. from Boston College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP101_08_015_(04/24)